John Hancock

Equity Income Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 94.8%		$1,600,098,092
(Cost $1,351,552,661)
Communication services 6.5%		109,095,970

Diversified telecommunication services 3.1%
AT&T, Inc.	295,390	9,033,026
CenturyLink, Inc.	181,898	1,900,834
Telefonica SA	1,108,393	8,856,132
Verizon Communications, Inc.	606,960	32,988,276
Entertainment 0.5%
The Walt Disney Company	62,609	8,266,892
Media 2.9%
Comcast Corp., Class A	492,070	20,174,870
Fox Corp., Class B	461,037	16,002,594
News Corp., Class A	1,042,436	11,873,346
Consumer discretionary 2.2%		36,930,493

Auto components 0.1%
Adient PLC	78,982	1,363,229
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	274,141	15,077,755
MGM Resorts International	93,100	2,310,742
Leisure products 0.4%
Mattel, Inc. (A)(B)	627,362	6,179,516
Multiline retail 0.4%
Kohl’s Corp.	128,506	6,337,916
Specialty retail 0.3%
L Brands, Inc.	252,063	5,661,335
Consumer staples 7.8%		131,970,051

Beverages 0.3%
PepsiCo, Inc.	45,200	5,785,600
Food and staples retailing 1.0%
Walmart, Inc.	174,392	17,690,324
Food products 3.4%
Bunge, Ltd.	156,471	8,181,869
Conagra Brands, Inc.	645,827	17,288,789
Kellogg Company	54,381	2,858,265
Tyson Foods, Inc., Class A	373,184	28,320,934
Household products 1.7%
Kimberly-Clark Corp.	222,542	28,460,896
Personal products 0.1%
Coty, Inc., Class A	129,523	1,598,314
Tobacco 1.3%
Philip Morris International, Inc.	282,446	21,785,060
Energy 9.5%		160,819,001

Oil, gas and consumable fuels 9.5%
Chevron Corp.	131,997	15,027,858
Equitrans Midstream Corp.	141,808	2,816,307
Exxon Mobil Corp.	497,758	35,226,334
Hess Corp.	221,032	12,346,848
Occidental Petroleum Corp.	358,051	17,820,198

2 JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	73,498	$10,433,776
Targa Resources Corp.	66,500	2,557,590
TC Energy Corp.	623,981	30,375,395
TOTAL SA, ADR	664,363	34,214,695
Financials 23.0%		387,863,190

Banks 11.1%
Bank of America Corp.	21,522	572,485
Citigroup, Inc.	206,177	12,813,901
Fifth Third Bancorp	869,696	23,046,944
JPMorgan Chase & Co.	495,032	52,453,591
KeyCorp	120,797	1,929,128
The PNC Financial Services Group, Inc.	137,948	17,555,262
U.S. Bancorp	428,434	21,507,387
Wells Fargo & Company	1,280,375	56,810,239
Capital markets 4.4%
Ameriprise Financial, Inc.	20,200	2,792,246
Franklin Resources, Inc.	438,397	13,949,793
Morgan Stanley	669,689	27,249,645
Northern Trust Corp.	57,615	4,927,235
State Street Corp.	355,030	19,615,408
The Bank of New York Mellon Corp.	126,552	5,402,505
Diversified financial services 0.1%
AXA Equitable Holdings, Inc.	76,149	1,564,862
Insurance 7.4%
American International Group, Inc.	549,228	28,049,074
Brighthouse Financial, Inc. (A)	179,004	6,352,852
Chubb, Ltd.	212,865	31,093,191
Loews Corp.	375,527	19,287,067
Marsh & McLennan Companies, Inc.	63,483	6,068,975
MetLife, Inc.	528,006	24,399,157
Willis Towers Watson PLC	59,386	10,422,243
Health care 12.5%		211,503,397

Biotechnology 1.1%
Gilead Sciences, Inc.	309,882	19,290,155
Health care equipment and supplies 1.9%
Becton, Dickinson and Company	24,855	5,802,151
Medtronic PLC	253,368	23,456,809
Zimmer Biomet Holdings, Inc.	26,200	2,984,966
Health care providers and services 2.8%
Anthem, Inc.	103,434	28,752,583
CVS Health Corp.	345,495	18,093,573
Pharmaceuticals 6.7%
Allergan PLC	42,756	5,212,384
Bristol-Myers Squibb Company	263,517	11,955,766
GlaxoSmithKline PLC	545,328	10,528,081
GlaxoSmithKline PLC, ADR	34,500	1,333,080
Johnson & Johnson	249,234	32,687,039
Merck & Company, Inc.	206,368	16,346,409
Pfizer, Inc.	844,422	35,060,401

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND 3

	Shares	Value
Industrials 11.8%		$198,424,690

Aerospace and defense 3.9%
Harris Corp.	174,600	32,683,374
Northrop Grumman Corp.	5,613	1,702,142
The Boeing Company	90,211	30,816,980
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	219,423	20,388,785
Airlines 1.4%
Alaska Air Group, Inc.	204,926	11,926,693
Delta Air Lines, Inc.	144,513	7,442,420
Southwest Airlines Company	89,933	4,280,811
Building products 1.5%
Johnson Controls International PLC	654,289	25,203,212
Commercial services and supplies 0.5%
Stericycle, Inc. (A)	190,958	8,856,632
Electrical equipment 0.6%
Emerson Electric Company	144,492	8,704,198
nVent Electric PLC	76,700	1,768,702
Industrial conglomerates 1.1%
General Electric Company	1,991,894	18,803,479
Machinery 0.7%
Flowserve Corp.	12,385	575,283
Illinois Tool Works, Inc.	20,700	2,890,548
PACCAR, Inc.	73,449	4,834,413
Pentair PLC	63,000	2,193,660
Snap-on, Inc.	3,800	592,496
Professional services 0.9%
Nielsen Holdings PLC	649,400	14,760,862
Information technology 8.2%		139,152,902

Communications equipment 1.7%
Cisco Systems, Inc.	555,632	28,909,533
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	35,800	3,015,434
IT services 0.4%
Cognizant Technology Solutions Corp., Class A	98,632	6,108,280
Semiconductors and semiconductor equipment 3.6%
Applied Materials, Inc.	240,873	9,319,376
NXP Semiconductors NV	33,500	2,953,362
QUALCOMM, Inc.	543,842	36,339,522
Texas Instruments, Inc.	123,710	12,904,190
Software 2.1%
Microsoft Corp.	287,336	35,537,716
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company	121,200	1,662,864
Western Digital Corp.	64,552	2,402,625
Materials 4.3%		73,245,125

Chemicals 3.0%
Akzo Nobel NV	29,048	2,446,690
CF Industries Holdings, Inc.	348,390	14,019,214
Dow, Inc.	230,013	10,755,408
DowDuPont, Inc.	709,571	21,656,107

4 JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Chemicals (continued)
PPG Industries, Inc.	21,000	$2,197,650
Construction materials 0.2%
Vulcan Materials Company	33,000	4,122,030
Containers and packaging 0.9%
International Paper Company	355,446	14,740,346
Metals and mining 0.2%
Nucor Corp.	68,910	3,307,680
Real estate 3.1%		51,910,123

Equity real estate investment trusts 3.1%
Equity Residential	219,464	16,804,358
Rayonier, Inc.	338,045	9,515,967
SL Green Realty Corp.	114,699	9,864,114
Weyerhaeuser Company	689,723	15,725,684
Utilities 5.9%		99,183,150

Electric utilities 4.0%
Duke Energy Corp.	48,995	4,194,462
Edison International	197,274	11,712,157
Evergy, Inc.	165,268	9,608,682
PG&E Corp. (A)	80,477	1,376,157
The Southern Company	742,283	39,712,141
Multi-utilities 1.9%
NiSource, Inc.	921,488	25,663,441
Sempra Energy	52,614	6,916,110
Preferred securities 2.6%		$43,796,577
(Cost $38,018,880)
Health care 0.8%		13,197,086

Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	226,871	13,197,086
Utilities 1.8%		30,599,491

Electric utilities 0.9%
NextEra Energy, Inc., 6.123%	237,751	14,968,803
Multi-utilities 0.8%
DTE Energy Company, 6.500%	30,504	1,699,378
Sempra Energy, 6.000%	81,226	8,847,136
Sempra Energy, 6.750%	25,877	2,833,532
Water utilities 0.1%
Aqua America, Inc., 6.000%	40,596	2,250,642

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND 5

	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 0.4%					$5,809,497
(Cost $5,569,877)
Consumer discretionary 0.2%					3,473,072

Leisure products 0.2%
Mattel, Inc. (C)	6.750	12-31-25		3,527,000	3,473,072
Utilities 0.2%					$2,336,425

Electric utilities 0.2%
Pacific Gas & Electric Company (D)	3.950	12-01-47		1,285,000	1,085,825
Pacific Gas & Electric Company (D)	4.000	12-01-46		1,480,000	1,250,600
Convertible bonds 0.2%					$3,664,305
(Cost $3,635,176)
Financials 0.2%					3,664,305

Insurance 0.2%
AXA SA (C)	7.250	05-15-21		3,613,000	3,664,305

		Yield (%)		Shares	Value
Securities lending collateral 0.4%					$7,174,343
(Cost $7,172,679)
John Hancock Collateral Trust (E)		2.3405	(F)	716,932	7,174,343
Short-term investments 2.7%					$45,817,871
(Cost $45,817,871)
Money market funds 2.7%					45,817,871

State Street Institutional U.S. Government Money Market Fund, Premier Class		2.3150	(F)	1,520,271	1,520,271
T. Rowe Price Government Reserve Fund		2.4300	(F)	44,297,599	44,297,600
Total investments (Cost $1,451,767,144) 101.1%					$1,706,360,685
Other assets and liabilities, net (1.1%)					(18,184,605)
Total net assets 100.0%					$1,688,176,080

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $6,482,763.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Non-income producing - Issuer is in default.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-19.

6 JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

			Level 2	Level 3
	Total	Level 1	significant	significant
	value at	quoted	observable	unobservable
	5-31-19	price	inputs	inputs
Investments in securities:
Assets
Common stocks
Communication services	$109,095,970	$100,239,838	$8,856,132	—
Consumer discretionary	36,930,493	36,930,493	—	—
Consumer staples	131,970,051	131,970,051	—	—
Energy	160,819,001	160,819,001	—	—
Financials	387,863,190	387,863,190	—	—
Health care	211,503,397	200,975,316	10,528,081	—
Industrials	198,424,690	198,424,690	—	—
Information technology	139,152,902	139,152,902	—	—
Materials	73,245,125	70,798,435	2,446,690	—
Real estate	51,910,123	51,910,123	—	—
Utilities	99,183,150	99,183,150	—	—
Preferred securities	43,796,577	43,796,577	—	—
Corporate bonds	5,809,497	—	5,809,497	—
Convertible bonds	3,664,305	—	3,664,305	—
Securities lending collateral	7,174,343	7,174,343	—	—
Short-term investments	45,817,871	45,817,871	—	—

Total investments in securities	$1,706,360,685	$1,675,055,980	$31,304,705	—

7

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions			Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares	Shares	share	distributions	distributions	Realized	appreciation	Ending
Fund	amount	purchased	sold	amount	received	received	gain (loss)	(depreciation)	value
John Hancock Collateral Trust	3,101,959	19,443,238	(21,828,265)	716,932	—	—	($1,874)	($1,388)	$7,174,343

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	458Q3	05/19
This report is for the information of the shareholders of John Hancock Equity Income Fund.		7/19